Taxation - Distribution of pre-tax income by jurisdiction and components of income tax (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Distribution of pre-tax income by jurisdiction:
U.S.			$ (5,931)	$ 228,708	$ 188,503
Non U.S.			1,300,109	137,027	1,025,649
Income (loss) before income taxes			1,294,178	365,735	1,214,152
Current expense:
U.S.			(22,698)	45,598	49,566
Non U.S.			67,784	81,371	41,921
Total current expense			45,086	126,969	91,487
Deferred expense (benefit):
U.S.			(63,491)	8,572	700
Non U.S.			(756)	(38,644)	(14,682)
Total deferred expense (benefit)			(64,247)	(30,072)	(13,982)
Total tax expense	$ 22,295	$ 24,218	$ (19,161)	$ 96,897	$ 77,505